Business Combinations - Additional information (Detail) $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Business Acquisition [Line Items]
Business combination step acquistion equity interest in acquiree remeasurement gain loss				¥ 2,456,000	$ 385
Unpaid consideration for business combination			¥ 5,129,000	5,129,000
Amortization of intangible assets				2,972,000
Impairment of intangible assets finite lived				56,778,000
Impairment charge			¥ 0	0		¥ 0
Private Company Providing Kids Programming Education Courses To Students [Member]
Business Acquisition [Line Items]
Percentage of equity interests acquired		92.50%
Business Combination, Consideration Transferred		¥ 7,700,000
Private Company Providing Kids Programming Education Courses To Students [Member] | Youdao Education Technology (Hong Kong) Limited [Member]
Business Acquisition [Line Items]
Percentage of remaining equity interest		7.50%
Private Company Providing Kids STEAM Education Courses To Students [Member]
Business Acquisition [Line Items]
Percentage of equity interests acquired	100.00%
Business Combination, Consideration Transferred	¥ 6,050,000
Private Company Providing Offline After-school Tutoring Services [Member]
Business Acquisition [Line Items]
Percentage of equity interests acquired						16.00%
Business Combination, Consideration Transferred				¥ 122,000,000		¥ 30,000,000
Business combination step acquistion equity interest in acquiree including subsequent acquistion percentage				55.00%
Private Company Providing Offline After-school Tutoring Services [Member] | From The Previous Shareholders Of The Investee [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred				¥ 22,000,000
Private Company Providing Offline After-school Tutoring Services [Member] | Out Of New Subscription Made By The Company [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred				¥ 100,000,000